Regulatory Matters - Summary of Virginia Power Electric Transmission Project Applied (Detail) - Virginia Electric and Power Company - Virginia Regulation $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018 kV	Dec. 31, 2018 USD ($) mi kV	Jan. 31, 2019 USD ($)
Public Utilities, General Disclosures [Line Items]
Capacity of transmission line (kV)		115
Transmission Lines Between Possum Point Switching Station And Novec's Smoketown Delivery Point [Member]
Public Utilities, General Disclosures [Line Items]
Application Date		2017-06
Approval Date		2018-02
Capacity of transmission line (kV)		230
Length of kV line (miles) | mi		9
The total estimated capital investment | $		$ 20
Transmission Line Between Dooms Substation And Valley Substation [Member]
Public Utilities, General Disclosures [Line Items]
Application Date		2017-09
Approval Date		2018-09
Capacity of transmission line (kV)		500
Length of kV line (miles) | mi		18
The total estimated capital investment | $		$ 65
Transmission Line Between Idylwood and Tysons Substations
Public Utilities, General Disclosures [Line Items]
Application Date		2017-11
Approval Date		2018-09
Capacity of transmission line (kV)	230	230
Length of kV line (miles) | mi		4
The total estimated capital investment | $		$ 125	$ 68
Transmission Lines Between Chesterfield and Hopewell Substations
Public Utilities, General Disclosures [Line Items]
Application Date		2018-05
Approval Date		2018-11
Capacity of transmission line (kV)		230
Length of kV line (miles) | mi		8
The total estimated capital investment | $		$ 30
Transmission Lines Between Chesterfield and Lakeside Substations
Public Utilities, General Disclosures [Line Items]
Application Date		2018-05
Approval Date		2018-12
Capacity of transmission line (kV)		230
Length of kV line (miles) | mi		21
The total estimated capital investment | $		$ 35
Transmission Lines Between Landstown and Thrasher Substations
Public Utilities, General Disclosures [Line Items]
Application Date		2018-06
Approval Date		2018-12
Capacity of transmission line (kV)		230
Length of kV line (miles) | mi		8.5
The total estimated capital investment | $		$ 20
Transmission Line In Alleghany Country Virginia And Covington Virginia
Public Utilities, General Disclosures [Line Items]
Application Date		2018-08
Capacity of transmission line (kV)		138
Length of kV line (miles) | mi		5
The total estimated capital investment | $		$ 15
Build a new substation and connect three existing transmission lines thereto in Fluvanna County, Virginia
Public Utilities, General Disclosures [Line Items]
Application Date		2018-10
Capacity of transmission line (kV)		230
The total estimated capital investment | $		$ 30
Maximum | Build a new substation and connect three existing transmission lines thereto in Fluvanna County, Virginia
Public Utilities, General Disclosures [Line Items]
Length of kV line (miles) | mi		1